Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Changes In Organisation [Line Items]
Assets of disposal groups held for sale	$ 1,823
Liabilities of disposal group held for sale	$ 1,212
Swisscard AECS GmbH
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture	50.00%
Expense in connection with the termination of the Swisscard joint venture	$ 41
Swisscard AECS GmbH | Merger with Credit Suisse AG
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture	50.00%
Select Portfolio Servicing
Disclosure Of Changes In Organisation [Line Items]
Assets of disposal groups held for sale	$ 1,823
Liabilities of disposal group held for sale	$ 1,212